SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION
23.	SEGMENT INFORMATION
The Company is principally engaged in the gaming and hospitality business in Asia and Europe and its principal operating and developmental activities occur in three geographic areas: Macau, the Philippines and Cyprus.
The Company view
s
each of its operating properties as a reportable segment.
The Company monitors its operations and evaluates earnings by reviewing the assets and operations of each of its reportable segment which includes Altira Macau, Mocha and Other, City of Dreams, Studio City, City of Dreams Manila and City of Dreams Mediterranean and Other. The development projects in Sri Lanka and elsewhere are included in the Corporate and Other category and do not meet the criteria of a reportable segment. Effective from June 12, 2023, with the soft opening of City of Dreams Mediterranean, the Cyprus Operations segment which previously included the operation of the temporary casino before its closure on June 9, 2023 and the licensed satellite casinos in Cyprus, has been renamed to City of Dreams Mediterranean and Other segment which included the operation of City of Dreams Mediterranean and the licensed satellite casinos in Cyprus. Effective from June 27, 2022, the Grand Dragon Casino, which was previously reported under the Corporate and Other category, has been included in the Mocha and Other segment as a result of the change of terms of the right-to-use
agreement for the Grand Dragon Casino.

The Company’s segment information for total assets and capital expenditures is as follows:

Total Assets	December 31,
	2024	2023	2022
Macau:
Altira Macau	$45,697	$77,631	$239,575
Mocha and Other	139,511	135,256	122,499
City of Dreams	2,691,228	2,720,571	2,641,875
Studio City	3,444,870	3,705,391	3,924,262
The Philippines:
City of Dreams Manila	376,244	418,594	381,579
Cyprus:
City of Dreams Mediterranean and Other	682,937	742,450	565,663
Corporate and Other	604,856	535,179	1,426,331

Total consolidated assets	$7,985,343	$8,335,072	$9,301,784

Capital Expenditures	Year Ended December 31,
	2024	2023	2022
Macau:
Altira Macau	$5,614	$3,892	$3,303
Mocha and Other	6,549	4,590	1,704
City of Dreams	83,988	22,259	21,684
Studio City	86,071	73,452	429,362
The Philippines:
City of Dreams Manila	17,940	24,970	4,986
Cyprus:
City of Dreams Mediterranean and Other	11,815	108,214	131,419
Corporate and Other	31,504	15,113	5,956

Total capital expenditures	$243,481	$252,490	$598,414

Melco’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”) of the Company. The CODM uses Adjusted property EBITDA for each segment as the measure of segment profit or loss to allocate resources to each segment and to compare the operating performance of the Company’s properties with those of its competitors as a way to assess performance. Adjusted property EBITDA is net income (loss) before interest, taxes, depreciation, amortization, pre-opening
costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, integrated resort and casino rent, Corporate and Other expenses, and other non-operating
income and expenses.

The following tables present the results of operations for each of the Company’s reportable segments and reconciliation to net income (loss) attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2024, 2023 and 2022.

Year Ended December 31, 2024	Macau				The Philippines	Cyprus
	Altira Macau	Mocha and Other	City of Dreams	Studio City	City of Dreams Manila	City of Dreams Mediterranean and Other	Total
Segment operating revenues:
Casino	$104,686	$117,632	$1,957,079	$1,076,619	$357,315	$159,324	$3,772,655
Rooms	11,770	—	161,939	159,926	53,494	35,436	422,565
Food and beverage	8,507	4,736	102,293	83,881	52,345	34,171	285,933
Entertainment, retail and other	133	228	60,945	69,919	9,183	5,646	146,054

Total segment operating revenues (1)	125,096	122,596	2,282,256	1,390,345	472,337	234,577	$4,627,207

Segment expenses:
Gaming tax and license fees (2)	(52,834)	(50,959)	(1,019,075)	(526,250)	(137,107)	(30,650)
Employee benefits expenses (3)	(45,170)	(24,257)	(326,737)	(253,104)	(62,314)	(78,484)
Other segment items (4)	(29,014)	(20,406)	(314,802)	(269,752)	(91,858)	(74,897)

Segment adjusted property EBITDA:
Adjusted property EBITDA	$(1,922)	$26,974	$621,642	$341,239	$181,058	$50,546	$1,219,537

Other operating expenses:
Payments to the Philippine Parties							(41,939)
Pre-opening costs (5)							(17,833)
Development costs							(5,433)
Amortization of land use rights							(19,956)
Depreciation and amortization							(521,582)
Integrated resort and casino rent (6)							(8,436)
Share-based compensation							(27,368)
Property charges and other							(13,221)
Corporate and Other expenses							(79,142)

Operating income							484,627

Non-operating income (expenses):
Interest income							15,766
Interest expense, net of amounts capitalized							(486,721)
Other financing costs							(7,362)
Foreign exchange losses, net							(15,492)
Other income, net							3,833
Loss on extinguishment of debt							(1,000)

Total non-operating expenses, net							(490,976)

Loss before income tax							(6,349)
Income tax expense							(21,610)

Net loss							(27,959)
Net loss attributable to noncontrolling interests							71,502

Net income attributable to Melco Resorts & Entertainment Limited							$43,543

Year Ended December 31, 2023	Macau				The Philippines	Cyprus
	Altira Macau	Mocha and Other	City of Dreams	Studio City	City of Dreams Manila	City of Dreams Mediterranean and Other	Total
Segment operating revenues:
Casino	$91,556	$115,533	$1,649,551	$714,680	$378,475	$127,517	$3,077,312

Rooms	10,975	—	144,147	111,351	57,652	14,099	338,224
Food and beverage	8,194	1,990	77,142	56,948	50,459	14,152	208,885
Entertainment, retail and other	100	177	59,643	75,375	8,511	3,591	147,397

Total segment operating revenues (1)	110,825	117,700	1,930,483	958,354	495,097	159,359	$3,771,818

Segment expenses:
Gaming tax and license fees (2)	(48,914)	(49,137)	(864,529)	(365,220)	(137,076)	(24,879)
Employee benefits expenses (3)	(43,192)	(22,599)	(276,637)	(195,510)	(61,176)	(54,009)
Other segment items (4)	(19,996)	(18,678)	(213,004)	(190,834)	(91,393)	(52,971)

Segment adjusted property EBITDA:
Adjusted property EBITDA	$(1,277)	$27,286	$576,313	$206,790	$205,452	$27,500	$1,042,064

Other operating expenses:
Payments to the Philippine Parties							(42,451)
Pre-opening costs							(43,994)
Development costs							(1,202)
Amortization of land use rights							(22,670)
Depreciation and amortization							(520,726)
Integrated resort and casino rent (6)							(1,911)
Share-based compensation							(35,473)
Property charges and other							(228,437)
Corporate and Other expenses							(80,241)

Operating income							64,959

Non-operating income (expenses):
Interest income							23,305
Interest expense, net of amounts capitalized							(492,391)
Other financing costs							(4,372)
Foreign exchange gains, net							2,232
Other income, net							2,748
Gain on extinguishment of debt							1,611

Total non-operating expenses, net							(466,867)

Loss before income tax							(401,908)
Income tax expense							(13,422)

Net loss							(415,330)
Net loss attributable to noncontrolling interests							88,410

Net loss attributable to Melco Resorts & Entertainment Limited							$(326,920)

Year Ended December 31, 2022	Macau				The Philippines	Cyprus
	Altira Macau	Mocha and Other	City of Dreams	Studio City	City of Dreams Manila	City of Dreams Mediterranean and Other	Total
Segment operating revenues:
Casino	$24,803	$74,224	$447,726	$135,814	$293,863	$90,545	$1,066,975

Rooms	2,938	—	39,854	17,638	54,791	—	115,221
Food and beverage	4,782	1,921	24,651	11,919	41,161	132	84,566
Entertainment, retail and other	92	258	47,453	10,612	6,577	578	65,570

Total segment operating revenues (1)	32,615	76,403	559,684	175,983	396,392	91,255	$1,332,332

Segment expenses:
Gaming tax and license fees (2)	(13,914)	(30,511)	(232,466)	(72,660)	(113,916)	(21,123)
Employee benefits expenses (3)	(43,215)	(18,582)	(238,667)	(143,233)	(55,194)	(24,362)
Other segment items (4)	(18,506)	(17,019)	(120,711)	(65,254)	(80,356)	(22,074)

Segment adjusted property EBITDA:
Adjusted property EBITDA	$(43,020)	$10,291	$(32,160)	$(105,164)	$146,926	$23,696	$569

Other operating expenses:
Payments to the Philippine Parties							(28,894)
Pre-opening costs							(15,585)
Amortization of gaming subconcession							(32,785)
Amortization of land use rights							(22,662)
Depreciation and amortization							(466,492)
Integrated resort and casino rent (6)							(2,318)
Share-based compensation							(71,809)
Property charges and other							(39,982)
Corporate and Other expenses							(63,147)

Operating loss							(743,105)

Non-operating income (expenses):
Interest income							26,458
Interest expense, net of amounts capitalized							(376,722)
Other financing costs							(6,396)
Foreign exchange gains, net							3,904
Other income, net							3,930

Total non-operating expenses, net							(348,826)

Loss before income tax							(1,091,931)
Income tax expense							(5,236)

Net loss							(1,097,167)
Net loss attributable to noncontrolling interests							166,641

Net loss attributable to Melco Resorts & Entertainment Limited							$(930,526)

(1)
Revenues from the Corporate and Other category includes small charter flights and management services business during the years ended December 31, 2024, 2023 and 2022; together with the Japan Ski Resorts operation before its disposal as disclosed in Note 5 and the Grand Dragon Casino operation before June 27, 2022 as mentioned above during the year ended December 31, 2022 which are insignificant and below the quantitative thresholds attributable to the operating segments, therefore are not included in the total for the reportable segment operating revenues. A reconciliation of segment operating revenues to total consolidated operating revenues is as follows:

Reconciliation of total operating revenues

	Year Ended December 31,
	2024	2023	2022
Segment operating revenues:

Altira Macau	$125,096	$110,825	$32,615
Mocha and Other	122,596	117,700	76,403
City of Dreams	2,282,256	1,930,483	559,684
Studio City	1,390,345	958,354	175,983
City of Dreams Manila	472,337	495,097	396,392
City of Dreams Mediterranean and Other	234,577	159,359	91,255
Total segment operating revenues	4,627,207	3,771,818	1,332,332
Revenues from Corporate and Other	11,006	3,429	17,645

Total consolidated operating revenues	$4,638,213	$3,775,247	$1,349,977

(2)	The details of “Gaming tax and license fees” are disclosed in Note 2(r) with certain amounts included in pre-opening costs and Corporate and Other expenses.

(3)
“Employee benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs among segments. Certain amounts of “Employee benefits expenses” are included in Corporate and Other expenses, pre-opening costs, development costs, share-based compensation and property charges and other; and with certain amounts incurred during the construction and development stage of projects capitalized in property and equipment.

(4)	“Other segment items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses and other gaming operation expenses.

(5)	Certain amounts of pre-opening costs are grouped and reported under the line item “Integrated resort and casino rent”.

(6)	“Integrated resort and casino rent” represents land rent and variable lease costs to Belle and casino rent to John Keells.
There was intersegment revenue charged by City of Dreams to Studio City of $44,917, $2,368 and $6,624 for the years ended December 31, 2024, 2023 and 2022, respectively. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties.
The Company’s geographic information for long-lived assets and operating revenues are as follows:
Long-lived Assets

	December 31,
	2024	2023	2022
Macau	$5,522,756	$5,752,786	$6,068,502
The Philippines	88,950	118,495	141,765
Cyprus	586,753	663,633	485,570
Sri Lanka	73,945	—	—
Hong Kong and other	26,411	30,452	29,871

Total long-lived assets	$6,298,815	$6,565,366	$6,725,708

Operating Revenues

	Year Ended December 31,
	2024	2023	2022
Macau	$3,920,293	$3,117,362	$844,685
The Philippines	472,337	495,097	396,392
Cyprus	234,577	159,359	91,255
Other	11,006	3,429	17,645

Total operating revenues	$4,638,213	$3,775,247	$1,349,977